Derivatives, Net Gains (Losses) in Income related to Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	$ 671	$ 3,509	$ (2,909)
Aggregate fair value of derivatives used for economic hedges net asset (liability)	(3)	492
Aggregate fair value of derivative loan commitments net asset (liability)	56	98
Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	3,482	2,231	1,809
Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	784	1,817	1,232
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	2,698	414	577
Interest Rate Contracts, Mortgage Banking [ Member] | Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	723	1,759	1,412
Interest Rate Contracts, Mortgage Banking [ Member] | Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	941	1,350	(561)
Interest Rate Contracts, Other | Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(42)	(230)	119
Interest Rate Contracts, Other | Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	265	(855)	743
Equity contract [Member] | Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(393)	(469)	(317)
Equity contract [Member] | Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	563	(719)	(622)
Foreign exchange contract [Member] | Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	496	758	24
Foreign exchange contract [Member] | Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	812	593	746
Credit contract [Member] | Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	0	(1)	(6)
Credit contract [Member] | Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	44	7	(53)
Commodity contract [Member] | Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	88	77	324
Other contract [Member] | Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$ (15)	$ (39)	$ 0